Property, Plant and Equipment - Composition of and Movement in Net Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 32,228	€ 33,295
First application of IFRS 16		(249)
Additions	4,091	5,992
Depreciation	(5,022)	(5,613)
Disposals	(99)	(266)
Impairments	(275)
Transfers and others	(4,039)	(410)
Translation differences and hyperinflation adjustments	(3,115)	(89)
Exclusion of companies		(432)
Property, plant and equipment at end of period	23,769	32,228
Total additions of property, plant and equipment	4,595	6,051
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,603	4,310
First application of IFRS 16		(9)
Additions	33	37
Depreciation	(325)	(334)
Disposals	(6)	(227)
Impairments	1
Transfers and others	(248)	61
Translation differences and hyperinflation adjustments	(229)	(56)
Exclusion of companies		(179)
Property, plant and equipment at end of period	2,829	3,603
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	25,006	25,346
First application of IFRS 16		(107)
Additions	981	1,258
Depreciation	(4,387)	(4,845)
Disposals	(85)	(33)
Impairments	(271)
Transfers and others	(59)	3,638
Translation differences and hyperinflation adjustments	(2,509)	(58)
Exclusion of companies		(193)
Property, plant and equipment at end of period	18,676	25,006
Furniture, tools and other items
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,248	1,201
First application of IFRS 16		(133)
Additions	93	129
Depreciation	(310)	(434)
Disposals	(3)	(4)
Impairments	(2)
Transfers and others	(287)	503
Translation differences and hyperinflation adjustments	(116)	7
Exclusion of companies		(21)
Property, plant and equipment at end of period	623	1,248
PP&E in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,371	2,438
First application of IFRS 16		0
Additions	2,984	4,568
Depreciation	0	0
Disposals	(5)	(2)
Impairments	(3)
Transfers and others	(3,445)	(4,612)
Translation differences and hyperinflation adjustments	(261)	18
Exclusion of companies		(39)
Property, plant and equipment at end of period	€ 1,641	€ 2,371